May 5, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus 100% U.S. Treasury Money Market Fund
Registration Statement File No. 33-00823
CIK No. 779128

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 30 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2006.

Very truly yours,

/s/ Shana Joseph
Shana Joseph

cc: Dave Stephens
Michael A. Rosenberg